Goodwill and Intangible Assets - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance as of January 1	$ 193,877	$ 127,268	$ 32,909
Goodwill acquired (Note 7)		66,609	94,359
Ending Balance	$ 193,877	$ 193,877	$ 127,268